Net Defined Benefit Liabilities (Assets) (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Amount Recognized in the Statements of Financial Position and Defined Benefit Obligations
(1)	The amounts recognized in the statements of financial position as of December 31, 2022 and 2023, are determined as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Present value of defined benefit obligations	￦	2,218,655	￦	2,365,793
Fair value of plan assets		(2,478,143)		(2,462,925)

Liabilities	￦	51,654	￦	63,616

Assets	￦	311,142	￦	160,748

Summary of Changes in the Defined Benefit Obligations
(2)	Changes in the defined benefit obligations for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Beginning	￦	2,494,930	￦	2,218,655
Current service cost		238,068		213,489
Interest expense		59,041		103,874
Benefit paid		(316,047)		(358,298)
Changes due to settlements of plan & Past Service Cost		(701)		1
Remeasurements:
Actuarial gains ( losses ) arising from changes in demographic assumptions		(13,048)		1,903
Actuarial gains ( losses ) arising from changes in financial assumptions		(323,501)		138,462
Actuarial gains arising from experience adjustments		80,845		48,174
Acquisition and disposition of businesses, etc.		(932)		(467)

Ending	￦	2,218,655	￦	2,365,793

(3)	Changes in the fair value of plan assets for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Beginning	￦	2,314,632	￦	2,478,143
Interest income		55,902		121,336
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		(8,542)		9,410
Benefits paid		(287,419)		(307,762)
Employer contributions		401,358		165,128
Acquisition and disposition of businesses, etc.		2,212		(3,330)

Ending	￦	2,478,143	￦	2,462,925

Summary of Amounts Recognized in the Consolidated Statements of Operations
(4)	Amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Current service cost	￦	249,125	￦	238,068	￦	213,922
Net Interest cost		5,047		3,139		(17,462)
Changes due to settlements of plan & Past Service Cost		(681)		(701)		1
Transfer out		(16,660)		(15,102)		(13,435)

Total expenses	￦	236,831	￦	225,404	￦	183,026

Summary of Principal Actuarial Assumptions
(5)	Principal actuarial assumptions used are as follows:

	December 31, 2021	December 31, 2022	December 31, 2023
Discount rate	2.1%~3.70%	2.4%~6.29%	3.67%~5.51%
Salary growth rate	1%~6.97%	1.82%~8.9%	1.7%~8.96%

Summary of Sensitivity of the Defined Benefit Obligations
(6)	The sensitivity of the defined benefit obligations as of December 31, 2023, to changes in the principal assumptions is:

(In percentage, in millions of Korean won )	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5% point	￦ (139,461)	￦	150,568
Salary growth rate	0.5% point	145,687		(135,431)

Summary of Expected Maturity Analysis of Undiscounted Pension Benefits
The expected maturity analysis of undiscounted pension benefits as
o
f December 31, 2023, is as follows:

(in millions of Korean won)	Less than 1 year		Between 1- 2 years		Between 2- 5 years		Over 5 years		Total
Pension benefits	￦	257,315	￦	376,352	￦	910,076	￦	2,013,167	￦	3,556,910